Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents
Cash and cash equivalents

6.     Cash and cash equivalents

        As of December, 31 2017 and 2016, cash and cash equivalents are as follows:

Cash and cash equivalents
in € THOUS
	2017	2016
Cash	620,145	533,403
Securities and time deposits	357,964	175,479

Cash and cash equivalents	978,109	708,882

        The Cash and cash equivalents disclosed in the table above, and respectively in the Consolidated Statement of Cash Flows, include at December 31, 2017 an amount of €53,694 (2016: €0) from collateral requirements towards an insurance company in North America that are not available for use.